Investment in Associate - Disclosure Of Summarised Financial Information Of Associates (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of associates [line items]
Current assets		$ 646,024	$ 148,656
Non-current assets		2,025,807	690,694
Total assets		2,671,831	839,350
Current liabilities		222,663	131,923
Total liabilities		1,224,876	436,291	[1]
Carrying amount		22,287	7,162		$ 0
Revenues		842,507	281,697
Net loss		20,720	(20,324)
Solaris Resources [Member]
Disclosure of associates [line items]
Current assets		72,295	6,191
Non-current assets		20,652	24,391
Total assets		92,947	30,582
Current liabilities		3,141	456
Non-current liabilities		544	1,575
Total liabilities		3,685	2,031
Non-controlling interest		7,766	7,822
Net assets of associate attributable to shareholders		81,496	20,729
Equinox's share of net asset		21,585	6,287
Other equity adjustments		702	876
Carrying amount	[2]	22,287	7,162
Revenues
Net loss		20,369	1,003
Net loss and comprehensive loss		$ 19,826	$ 1,003

[1]	Total liabilities balances as at December 31, 2019 for Mesquite and Corporate and other have been reclassified to conform with the current period presentation.
[2]	On June 30, 2019, the Company determined that Solaris was no longer a controlled subsidiary due to dilution of its interest to approximately 32% and the fact Solaris was self-sustaining for an extended period. On deconsolidation, the Company recorded its interest retained in Solaris at fair value.